Financial Instruments	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
Financial Instruments

13. Financial Instruments

(a) Interest rate risk: The Company is subject to interest rate risk associated with changing interest rates with respect to its variable interest rate loans and financial liabilities as described in Notes 7, 8 and 9.

(b) Concentration of credit risk: Financial Instruments subject to credit risk consist principally of cash, trade accounts receivable, short-term receivables related to seller’s credits under sale and leaseback transactions, investments in debt securities and derivatives. The Company places its temporary cash investments, consisting mostly of deposits, primarily with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its receivable and does not have any agreements to mitigate credit risk. The Company limits the exposure of non-performance by counterparties to derivative instruments by diversifying among counterparties with high credit ratings and performing periodic evaluations of the relative credit standing of the counterparties. The Company performs relevant enquiries on a periodic basis to assess the recoverability of the short-term receivable related to seller’s credits under sale and leaseback transactions and estimates that the amount presented on the accompanying balance sheets approximates the amount that is expected to be received by the Company at the end of the non-cancellable lease period.

(c) Fair value: The carrying amounts reflected in the accompanying interim consolidated balance sheet of cash and cash equivalents, restricted cash, trade accounts receivable, margin deposits, accounts payable and due from (to) related parties, approximate their respective fair values due to the short maturity of these instruments. The fair value of long-term debt and other financial liabilities with variable interest rates approximate the recorded values, generally due to their variable interest rates. The carrying value of the short-term receivables related to seller's credits under sale and leaseback transactions approximate their fair value. The carrying amount of investments in debt securities approximates their respective fair values due to their short maturity and/or the volatility of the underlying interest rates.

The fair values of interest rate swap agreements, bunker swap agreements and other commodities swap agreements discussed in Note 8 above and the fair values of the investments in debt securities discussed in Note 10 above, are determined through Level 2 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and are derived principally from or corroborated by observable market data, interest rates, yield curves and other items that allow value to be determined.

The estimated fair values of the Company’s financial instruments, other than derivatives as of June 30, 2025, and December 31, 2024, are as follows:

	Carrying Amount June 30, 2025	Fair Value June 30, 2025	Carrying Amount December 31, 2024	Fair Value December 31, 2024
Financial assets (liabilities)
Cash and cash equivalents	282,394	282,394	343,373	343,373
Restricted cash	4,826	4,826	4,939	4,939
Margin deposits	4,270	4,270	4,270	4,270
Short-term receivable	12,664	12,664	12,553	12,553
Investments in debt securities	35,259	35,068	25,230	25,120
Debt and other financial liabilities	(1,821,033)	(1,821,033)	(1,757,238)	(1,757,238)

The Company does not offset fair value amounts recognized for derivatives by the right to reclaim cash collateral or the obligation to return cash collateral. The amount of collateral to be posted is defined in the terms of respective master agreement executed with counterparties or exchanges and is required when agreed upon threshold limits are exceeded. As of June 30, 2025, the Company deposited cash collateral related to its derivative instruments under its collateral security arrangements of $4,270 ($4,270 as of December 31, 2024), which is recorded within margin deposits in the accompanying consolidated balance sheets.

Tabular Disclosure of Derivatives Location

Derivatives are recorded in the consolidated balance sheets on a net basis by counterparty when a legal right of set-off exists. The following tables present information with respect to the fair values of derivatives reflected in the consolidated balance sheets on a gross basis by transaction. The tables also present information with respect to gains and losses on derivative positions reflected in the consolidated statements of comprehensive income or in the consolidated balance sheets, as a component of accumulated other comprehensive income.

		Asset Derivatives		Liability Derivatives
		June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024
	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives not designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	1,169	182	—	—
	Financial instruments - Fair value, net of current portion	55	84	2,242	—
Bunker and EUAs swaps	Current portion of financial instruments - Fair value	427	327	376	25
	Financial instruments - Fair value, net of current portion	—	—	198	—
Subtotal		1,651	593	2,816	25
Total derivatives		1,651	593	2,816	25

Derivatives - Net effect on the Consolidated Statements of Comprehensive Income

	Loss Recognized in Accumulated Other Comprehensive Loss on Derivative (Effective Portion) Location
Derivative	Amount Three months ended June 30,		Amount Six months ended June 30,
	2025	2024	2025	2024
Interest rate swaps	23	22	45	45
Reclassification to Interest and finance costs, net due to de-designations	(225)	(882)	(733)	(2,094)
Reclassification to depreciation expense	29	29	58	58
Total	(173)	(831)	(630)	(1,991)

The accumulated loss from Derivatives designated as Hedging instruments recognized in accumulated other comprehensive loss as of June 30, 2025 and December 31, 2024, was $1,534 and $904, respectively.

Derivatives – Net effect on the Consolidated Statements of Comprehensive Income

		Net Realized and Unrealized Gain (Loss) recognized on Statement of Other Comprehensive Income
Derivative	Location	Amount Three months ended June 30,		Amount Six months ended June 30,
		2025	2024	2025	2024
Interest rate swaps	Interest and finance costs, net	(998)	(210)	(1,284)	586
Bunker and EUAs swaps	Interest and finance costs, net	(464)	24	(376)	1,740
Total		(1,462)	186	(1,660)	2,326